Exhibit 99
Ford Credit Auto Lease Trust 2015-A
Monthly Investor Report

Transaction Month	8	Payment Date	December 15, 2015
Collection Period	November, 2015

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-196801-03 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2015-A Reference Pool Balance		1,126,139,671.55	$996,113,357.21	$973,192,846.64	0.8641849
Total Note Balance		1,000,000,000.00	$841,832,222.21	$818,911,711.64	0.8189117

Total Overcollateralization		126,139,671.55	$154,281,135.00	$154,281,135.00

2015-A Exchange Note Balance		1,030,927,835.05	$876,291,886.42	$853,371,375.85	0.8277702
2015-A Exchange Note Overcollateralization		95,211,836.50	$119,821,470.79	$119,821,470.79

Overcollateralization			Beginning of Period	End of Period
2015-A Reference Pool Balance as a % of Total Note Balance			118.33%	118.84%
2015-A Reference Pool Balance as a % of 2015-A Exchange Note Balance			113.67%	114.04%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.32000%	$160,000,000.00	$1,832,222.21	$0.00	0.0000000
Class A-2a Notes	0.79000%	$185,000,000.00	$185,000,000.00	$174,919,035.28	0.9455083
Class A-2b Notes*	0.47700%	$202,000,000.00	$202,000,000.00	$190,992,676.36	0.9455083
Class A-3 Notes	1.13000%	$247,000,000.00	$247,000,000.00	$247,000,000.00	1.0000000
Class A-4 Notes	1.31000%	$108,000,000.00	$108,000,000.00	$108,000,000.00	1.0000000
Class B Notes	1.59000%	$50,700,000.00	$50,700,000.00	$50,700,000.00	1.0000000
Class C Notes	1.78000%	$47,300,000.00	$47,300,000.00	$47,300,000.00	1.0000000
Total		$1,000,000,000.00	$841,832,222.21	$818,911,711.64	0.8189117

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$1,832,222.21	$11.45	$472.31	$0.00	$1,832,694.52	$11.45
Class A-2a Notes	$10,080,964.72	$54.49	$121,791.67	$0.66	$10,202,756.39	$55.15
Class A-2b Notes	$11,007,323.64	$54.49	$77,618.50	$0.38	$11,084,942.14	$54.87
Class A-3 Notes	$0.00	$0.00	$232,591.67	$0.94	$232,591.67	$0.94
Class A-4 Notes	$0.00	$0.00	$117,900.00	$1.09	$117,900.00	$1.09
Class B Notes	$0.00	$0.00	$67,177.50	$1.33	$67,177.50	$1.33
Class C Notes	$0.00	$0.00	$70,161.67	$1.48	$70,161.67	$1.48
Total	$22,920,510.57	$22.92	$687,713.32	$0.69	$23,608,223.89	$23.61

II. POOL INFORMATION

2015-A Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,169,811,759.33	$996,113,357.21	$717,706,135.67
Change	$(28,546,523.74)	$(22,920,510.57)	$(6,812,608.64)
End of Period	$1,141,265,235.59	$973,192,846.64	$710,893,527.03
Residual Portion of Securitization Value as % of Securitization Value at end of period			73.05%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	47,445	2,443	45,002	604	44,398

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				18.0	17.1

Ford Credit Auto Lease Trust 2015-A
Monthly Investor Report

Transaction Month	8	Payment Date	December 15, 2015
Collection Period	November, 2015

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		364	$8,040,487.40	0.83%
61 - 90 Days Delinquent		30	$717,985.92	0.07%
91- 120 Days Delinquent		4	$62,689.37	0.01%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		398	$8,821,162.69	0.91%

		Current Period	Cumulative
Prepayment Speed		0.57%	0.52%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$16,070,917.59
plus: Payoffs				$4,571,115.94
plus: Other (including extension fees, excess charges, etc.)				$159,564.06
minus: Payaheads				$(642,871.22)
plus: Payahead Draws				$723,086.31
plus: Advances				$876,387.98
minus: Advance Reimbursement Amounts				$(637,734.26)
plus: Administrative Removal Amounts				$0.00
plus: Net Sale Proceeds				$7,494,766.46
plus: Recoveries				$74,183.84
Total Collections				$28,689,416.70

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$28,689,416.70

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$830,094.46	$830,094.46	$27,859,322.24	$0.00
2015-A Exchange Note Interest Payment	$1,263,564.22	$1,263,564.22	$26,595,758.02	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$26,595,758.02	$0.00
Reserve Account Deposit	$0.00	$0.00	$26,595,758.02	$0.00
2015-A Exchange Note Principal Payment	$22,920,510.57	$22,920,510.57	$3,675,247.45	$0.00
Shared Amounts	$0.00	$0.00	$3,675,247.45	$0.00
Revolving Facility Pool Additional Amounts	$3,675,247.45	$3,675,247.45	$0.00	$0.00
Total	$28,689,416.70	$28,689,416.70	$0.00	$0.00

Ford Credit Auto Lease Trust 2015-A
Monthly Investor Report

Transaction Month	8	Payment Date	December 15, 2015
Collection Period	November, 2015

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2015-A Exchange Note Interest Payment				$1,263,564.22
2015-A Exchange Note Principal Payment				$22,920,510.57
Shortfall Payment (to cover Notes)				$0.00

Total				$24,184,074.79

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$24,184,074.79	$0.00
Administration Fee	$7,015.27	$7,015.27	$24,177,059.52	$0.00
Class A-1 Interest	$472.31	$472.31	$24,176,587.21	$0.00
Class A-2a Interest	$121,791.67	$121,791.67	$24,054,795.54	$0.00
Class A-2b Interest	$77,618.50	$77,618.50	$23,977,177.04	$0.00
Class A-3 Interest	$232,591.67	$232,591.67	$23,744,585.37	$0.00
Class A-4 Interest	$117,900.00	$117,900.00	$23,626,685.37	$0.00
Total Class A Interest	$550,374.15	$550,374.15		$0.00
First Priority Principal Payment	$0.00	$0.00	$23,626,685.37	$0.00
Class B Interest	$67,177.50	$67,177.50	$23,559,507.87	$0.00
Second Priority Principal Payment	$0.00	$0.00	$23,559,507.87	$0.00
Class C Interest	$70,161.67	$70,161.67	$23,489,346.20	$0.00
Specified Reserve Deposit	$0.00	$0.00	$23,489,346.20	$0.00
Regular Principal Payment	$22,920,510.57	$22,920,510.57	$568,835.63	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$568,835.63	$0.00
Remaining Funds to Holder of Residual Interest	$568,835.63	$568,835.63	$0.00	$0.00
Total	$24,184,074.79	$24,184,074.79	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,597,673.64
plus: Additional Advances				$876,387.98
minus: Advance Reimbursement Amounts				$(637,734.26)
End of Period Advance Balance				$2,836,327.36

Payaheads
Beginning of Period Payahead Balance				$1,831,109.57
plus: Additional Payaheads				$642,871.22
minus: Payahead Draws				$(723,086.31)
End of Period Payahead Balance				$1,750,894.48

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$5,630,698.36
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$5,630,698.36
Memo: Required Reserve Amount				$5,630,698.36

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Ovecollateralization Amount				$154,281,135.00
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$154,281,135.00

Ford Credit Auto Lease Trust 2015-A
Monthly Investor Report

Transaction Month	8	Payment Date	December 15, 2015
Collection Period	November, 2015

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	145	1,420	$3,446,867.35	$33,185,725.87
Standard Terminations	27	105	$508,362.33	$2,024,919.94
Total Retained	172	1,525	$3,955,229.68	$35,210,645.81

Returned Vehicles
Early Terminations	203	798	$3,749,980.96	$14,610,197.64
Standard Terminations	201	585	$3,830,333.03	$11,134,643.91
Total Returned	404	1,383	$7,580,313.99	$25,744,841.55

Charged Off / Repossessed Vehicles	25	126	$513,184.07	$2,718,380.74
Removals by Servicer and Other	3	13	$80,949.52	$311,304.68
Total Terminations	604	3,047	$12,129,677.26	$63,985,172.78

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			67.22%	45.58%
Early Termination Rate (Early Terminations / Total Terminations)			57.62%	72.79%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$4,432,335.36
plus: Payahead draws			$179,935.69
minus: Unreimbursed Advances			$(17,462.81)
minus: Securitization Value of Retained Vehicles			$(3,955,229.68)
Total	172	1,525	$639,578.56	$5,895,721.57
Gain (Loss) Per Retained Vehicle			$3,718.48	$3,866.05

Gain (Loss) on Returned Vehicles
Customer Payments			$336,511.95
plus: Net Sale Proceeds			$7,135,297.76
plus: Payahead Draws			$96,885.30
minus: Unreimbursed Advances			$(21,495.20)
minus: Securitization Value of Returned Vehicles			$(7,580,313.99)
Total	404	1,383	$(33,114.18)	$670,313.21
Gain (Loss) Per Returned Vehicle			$(81.97)	$484.68

Credit Gain (Loss) Charged Off / Repo Vehicles	25	126	$(153,831.85)	$(622,184.86)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(6,153.27)	$(4,937.98)
Recoveries	131		$59,013.98	$156,025.59

Total Gain (Loss) -- Net of Recoveries	601	3,034	$511,646.51	$6,099,875.51
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$851.33	$2,010.51

Removals by Servicer and Other	3	13

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$7,135,297.76
plus: Excess Wear and Use and Excess Mileage Assessed			$130,837.65
minus: Residual Portion of Securitization Value			$(7,182,561.16)
Total	404	1,383	$83,574.25	$1,162,170.69
Residual Gain (Loss) Per Returned Vehicle			$206.87	$840.33

Ford Credit Auto Lease Trust 2015-A
Monthly Investor Report

Transaction Month	8	Payment Date	December 15, 2015
Collection Period	November, 2015

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	0.93%
Second Prior Collection Period	1.20%
Prior Collection Period	0.87%
Current Collection Period	0.62%
Four Month Average (Current and Prior Three Collection Periods)	0.90%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	0.54%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.28%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract leas end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.